Stockholders' Equity - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 16, 2021
Class of Stock [Line Items]
Preferred stock shares authorized	200,000,000	200,000,000	200,000,000	200,000,000
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares issued	0	0	0	0
Preferred stock shares outstanding	0	0	0
Common stock shares authorized	15,800,000,000	15,800,000,000	15,800,000,000	15,800,000,000	15,800,000,000
Common stock par or stated value per share			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights		Holders of Class A common stock are entitled to one vote per share and holders of Class B common stock are entitled to ten votes per share. Holders of Class C common stock are not entitled to vote except as otherwise expressly provided in the certificate of incorporation or required by applicable law.	Holders of Class A common stock are entitled to one vote per share and holders of Class B common stock are entitled to ten votes per share. Holders of Class C common stock are not entitled to vote except as otherwise expressly provided in the certificate of incorporation or required by applicable law.
Conversion of stock, description		Each share of Class B common stock is convertible at any time at the option of the holder into one share of Class A common stock. Generally, shares of Class B common stock will convert automatically into Class A common stock upon the holder ceasing to be an Eligible Holder (i.e., director, employee, trust or legal entity of New Ginkgo), unless otherwise determined by affirmative vote of a majority of independent directors of New Ginkgo.	Each share of Class B common stock is convertible at any time at the option of the holder into one share of Class A common stock. Generally, shares of Class B common stock will convert automatically into Class A common stock upon the holder ceasing to be an Eligible Holder (i.e., director, employee, trust or legal entity of Ginkgo), unless otherwise determined by affirmative vote of a majority of independent directors of Ginkgo.
Treasury stock, Common, Shares			0	0
Payroll expense				$ 100
Common Stock [Member]
Class of Stock [Line Items]
Repurchase of common stock Share	(2,707,280)			490,805
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized	10,500,000,000	10,500,000,000	10,500,000,000	10,500,000,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Class B [Member]
Class of Stock [Line Items]
Common stock shares authorized	4,500,000,000	4,500,000,000	4,500,000,000	4,500,000,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Class C [Member]
Class of Stock [Line Items]
Common stock shares authorized	800,000,000	800,000,000	800,000,000	800,000,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001